Cover Page	6 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	Q&K International Group Limited
Entity Central Index Key	0001769256
Current Fiscal Year End Date	--09-30